ABERDEEN FUNDS

Supplement to the Aberdeen Funds’ Statement of Additional Information (“SAI”)

dated February 25, 2013, as supplemented to date

The following replaces the paragraph related to “Adjustable, Floating and Variable Rate Instruments” in the section entitled, “General Information about the Funds’ Portfolio Instruments and Investment Policies” of the Aberdeen Funds’ SAI:

Adjustable, Floating and Variable Rate Instruments.  The Funds may invest in adjustable, floating and/or variable rate instruments.  Floating, adjustable rate or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals.  The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index.  Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

The interest rates paid on the adjustable rate securities in which a Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank or commercial paper rates.  Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th Federal District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par.  All accepted bids and holders of the auction rate securities receive the same rate.  Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.  See “Municipal Securities” below for more information about auction rate securities.

Demand Instruments.  Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.  Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate.  A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase.  The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.  A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement.  To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

The following replaces the paragraph related to “Municipal Securities” in the section entitled, “General Information about the Funds’ Portfolio Instruments and Investment Policies” of the Aberdeen Funds’ SAI:

Municipal Securities.  Certain Funds may invest in municipal securities.  Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.  Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans.  Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.  In addition, the Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development.  While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues.  Each Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities.  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Ratings represent the opinions of an NRSRO as to the quality of municipal securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase.  The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.  From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt municipal bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of tax-exempt municipal securities. Further proposals limiting the issuance of tax-exempt municipal securities may well be introduced in the future. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Private Activity and Industrial Development Bonds.  Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects.  The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Auction Rate Securities. Certain Funds may invest in auction rate municipal securities, which are tax-exempt debt securities with coupons based on a rate set via a “Dutch” auction. The auction is held at regularly scheduled intervals as set forth in the indenture for a security. The auction sets the coupon rate, and investors may submit bids to buy, sell or hold securities in the auction.  Provided that the auction mechanism is successful, auction rate securities permit the holder to sell the securities in an auction at par value. The coupon is reset via an auction in which bids are made by broker-dealers and other institutions on behalf of their investors for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest rate that covers all securities available for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. In the event an auction fails, the interest rate is set by a formula set forth in the indenture for a security. In certain recent market environments, auction failures have been more prevalent and the auctions have continued to fail for an extended period of time.  Failed auctions may adversely affect the liquidity and price of auction rate securities.  Although some issuers have redeemed such securities, the issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for the Funds’ investments in auction rate securities at a time when the Funds wish to dispose of such securities.  Moreover, between auctions, there may be no active secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. The Funds may purchase auction rate securities at par in situations where the auction mechanism is functioning normally, but generally will purchase them at a discount where the auctions have failed.  In the latter case, the Funds could realize a gain if successful auctions resume at a later date or the issuer calls the security or tenders for the security rather than pay the rate required due to the failed auction.  The Funds may treat an auction rate security as illiquid if it is or becomes subject to prices established as a result of a failed auction if reliable prices are not available.  The Funds will use the time remaining until the next scheduled auction date for the purpose of determining the auction rate securities’ duration.  In addition to liquidity and interest rate risk, the Funds’ investments in auction rate securities are subject to credit and market risk, as described in the Fund’s Prospectus.  See “Additional Information about Investments, Investment Techniques and Risks.”

Please retain this Supplement for future reference.

This Supplement is dated May 16, 2013.